Offerings - Offering: 1	Jul. 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $5.00 per share
Amount Registered | shares	30,000,000
Proposed Maximum Offering Price per Unit	227.93
Maximum Aggregate Offering Price	$ 6,837,900,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,046,882.49
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall include an additional indeterminate number of shares of common stock, par value $5.00 per share (“Common Stock”) of The Boeing Company (the “Company”), that may be issued under The Boeing Company 401(k) Retirement Plan as a result of stock splits, stock dividends, recapitalization or similar transactions.

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act. The price per share is estimated to be $227.93 based on the average of the high sales price ($230.31) and the low sales price ($225.55) for the Company’s Common Stock as reported on the New York Stock Exchange on July 22, 2025.